Related Party Transactions (Details) $ / shares in Units, £ in Thousands			3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 15, 2020	Nov. 13, 2020 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Nov. 13, 2020 GBP (£)
Related Party Transactions
Related party receivables			$ 32,997			$ 32,997		$ 31,446	$ 13,648
Related party cost								935,000	1,080,000.00
Expenses incurred in relation to legal services			0		$ 34,000	0	$ 63,000	138,000	32,000
Amounts payable			$ 0			$ 0		$ 0	$ 0
Loans receivable term		3 years
Loans receivable carrying amount		$ 335,000
Abated interest rate		0.25%
Number of stock options purchased (in shares) | shares		281,648	2,675	2,647		5,322		7,443	52,347
Share issue price (in dollars per share) | $ / shares		$ 6.00
Loans receivable amount kind in services per month		$ 9,000								£ 9
Stock options expiration period		36 months
Shareholder loan balances totaled			$ 0			$ 0		$ 19,000	$ 130,000
Percentage of commission received, first year	20.00%
Percentage of commission received, second year	10.00%
Percentage of commission received, third year	5.00%
10Clouds
Related Party Transactions
Related party receivables			138,000			138,000		273,000
Related party cost			$ 242,000		$ 219,000	535,000	$ 434,000
Vital4Data, Inc.
Related Party Transactions
Payment of commission						$ 0		$ 0